Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Provision for income taxes	$ 52	$ (29)	$ 105	$ 74	$ 168	$ 229
Effective tax rate	0.09%	(0.12%)	(0.12%)	(0.10%)
Domestic Tax Authority
Income Taxes [Line Items]
Net operating loss carryforwards for tax purposes					$ 126,200
Operating loss carryforwards expiration year					2034
Operating loss carryforwards expiration year					2037
Net operating loss carryforwards for tax purposes					$ 186,600
State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards for tax purposes					$ 22,300
Operating loss carryforwards expiration year					2034
Operating loss carryforwards expiration year					2039